LEASE LIABILITIES (Details Narrative)	6 Months Ended
Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Depreciation lease liability	The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	7.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	13.25%